Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity	Shareholders' Equity
Dividends Declared
During the fourth and third quarters of 2019, we declared a cash dividend on our common stock of $0.78 per share which was paid in the first quarter of 2020 and fourth quarter of 2019, respectively. During the first and second quarters of 2019, we declared a cash dividend on our common stock of $0.70 per share which was paid in the second and third quarters of 2019, respectively.
During the fourth and third quarters of 2018, we declared a cash dividend on our common stock of $0.70 per share which was paid in the first quarter of 2019 and fourth quarter of 2018, respectively. During the first and second quarters of 2018, we declared a cash dividend on our common stock of $0.60 per share which was paid in the second and third quarters of 2018, respectively. During the first quarter of 2018, we also paid a cash dividend on our common stock of $0.60 per share which was declared during the fourth quarter of 2017.
During the fourth and third quarters of 2017, we declared a cash dividend on our common stock of $0.60 per share which was paid in the first quarter of 2018 and fourth quarter of 2017, respectively. During the first and second quarters of 2017, we declared a cash dividend on our common stock of $0.48 per share which was paid in the second and third quarters of 2017, respectively. During the first quarter of 2017, we also paid a cash dividend on our common stock of $0.48 per share which was declared during the fourth quarter of 2016.
Common Stock Repurchase Program
In May 2018, our board of directors authorized a 24-month common stock repurchase program for up to $1.0 billion. The timing and number of shares to be repurchased will depend on a variety of factors, including price and market conditions. Repurchases under the program may be made at management's discretion from time to time on the open market or through privately negotiated transactions. During the year ended December 31, 2019, we repurchased 0.9 million shares of our common stock under this program, for a total of $99.6 million, in open market transactions that were recorded within Treasury stock in our consolidated balance sheets. As of December 31, 2019, we have $600.0 million that remains available for future stock repurchase transactions under our Board authorized program.